Promissory Note and Warrant	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Promissory Note and Warrant

Note 6 – Promissory Note and Warrant

On December 6, 2022, the Company entered into a Securities Purchase Agreement (the “Promissory Note Purchase Agreement”) with an institutional investor (the “Investor”) which is an existing shareholder of the Company. Pursuant to the terms of the Promissory Note Purchase Agreement, the Company has agreed to issue to the Investor (i) an 8% original issue discount promissory note (the “Note”) in the aggregate principal amount of $3,500,000, and (ii) a common stock purchase warrant (the “Promissory Note Warrant”) to purchase up to 5,000,000 shares of the Company’s Common Stock (the “Shares”) at an exercise price of $0.44 per share, subject to standard anti-dilution adjustments. The Note is an unsecured obligation of the Company. It has an original issue discount of 4% and bears interest at 8% per annum. The Company received net proceeds of $3,285,000 net of the original issue discount of $140,000 and $75,000 of issuance costs. The Promissory Note Warrant was not exercisable for the first six months after issuance and had a five-year term from the initial exercise date of June 6, 2023.

The Company determined the estimated fair value of the common stock warrants issued with the Note to be $1,847,200 using a Black-Scholes pricing model. In accordance with ASC 470-20 Debt, the Company recorded a discount of $1,182,349 on the Note based on the relative fair value of the warrants and total proceeds. At Note issuance, the Company recorded a total discount on the debt of $1,397,350 comprised of the relative fair value of the warrants, the original issue discount, and the issuance costs. The aggregate discount was being amortized into interest expense over the approximate two-year term of the Note. The Company used the following assumptions in determining the fair value of the warrants: expected term of five years, volatility rate of 135.8%, risk free rate of 3.73%, and dividend rate of 0%.

Beginning June 1, 2023, and on the first business day of each month thereafter, the Company shall pay 1/20th ($175,000) of the original principal amount (the “Monthly Amortization Payments”) of the Note plus any accrued but unpaid interest, with any remaining principal plus accrued interest payable in full upon the maturity date of December 31, 2024 or the occurrence of an Event of Default (as defined in the Note). In addition, to the extent the Company raises any equity capital (by private placement, public offering or otherwise), the Company shall utilize 50% of the net proceeds from such equity financing to prepay the Note, within two business days of the Company’s receipt of such funds. In the event such equity financing is provided by the Investor, pursuant to the terms of that certain Securities Purchase Agreement, dated as June 26, 2022, or otherwise (an “Additional Investment”), the Investor shall agree to accept 50% less warrant coverage in connection with such Additional Investment, up to $3,300,000 of such Additional Investment.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 6 – Promissory Note and Warrant – Continued

On August 14, 2023, the Company and Investor entered into a Note Amendment Agreement due to the Company not making the Monthly Amortization Payments for the months of June – August 2023. Pursuant to the Note Amendment Agreement, the parties agreed to amend the Note as follows:

(i)	defer payment of the Monthly Amortization Payments for June 2023, July 2023 and August 2023 in the aggregate amount of $525,000 (the “Deferred Payments”), and the September Monthly Amortization Payment, in the amount of $175,000, until September 15, 2023. As of September 30, 2023, the Deferred Payments per the terms of the Amended Note were not made (see below).

(ii)	increase the principal amount of the Note by $595,000 so that the current principal amount of the Note is $4,095,000.

The Note Amendment Agreement resulted in a debt extinguishment due to the modified terms of the Note being substantially different than the original terms primarily due to the substantial increase in principal of $595,000. In accordance with ASC 470-50-40-2, the Company recorded a loss on debt extinguishment of $1,523,867 for the difference between the reacquisition price of the debt, of $4,095,000 and the net carrying amount of the extinguished debt of $2,571,133 comprised of $3,500,000 of principal less $928,867 of unamortized debt discounts and issuance costs on the original debt.

On September 15, 2023, the Company and Investor entered into a Warrant Exchange Agreement pursuant to which the Company agreed to issue to the Investor 5,000,000 shares of common stock in exchange for the Warrant for no consideration. The Company accounted for the incremental value of the Promissory Note Warrant modification of $190,500 as an increase in additional paid-in capital and interest expense on the condensed consolidated statements of operations and comprehensive income (loss). The incremental value was computed using a Black-Scholes pricing model pre and post modification and the following inputs: stock price $.19, exercise price $.44 (pre modification) and $0 (post modification), volatility of 129%, and discount rate of 4.45%.

On October 5, 2023, the Company and the Investor entered into a Second Note Amendment Agreement (the “Second Amendment”), which provides for the following:

(i)	the Deferred Payments shall be due and payable on December 15, 2023;

(ii)	the Amortization Payments (defined in the Note) scheduled for September 15, 2023, October 1, 2023, and November 1, 2023, shall be deferred and made part of the Amortization Payments commencing in January 2024; and

(iii)	50% of any net proceeds above $2,000,000 from any equity financing between the date of the Second Amendment and December 15, 2023, shall be used to prepay the Note. The Second Amendment also partially waives the Event of Default in Section 3 (a)(vii) of the Note as a result of the resignation of a majority of the officers listed therein.

During the three and nine months ended September 30, 2023, the Company recognized $84,443 and $412,188 respectively, of interest expense related to the amortization of the discounts prior to the debt extinguishment which has been included in interest expense on the condensed consolidated statements of operations and comprehensive income (loss). As of September 30, 2023, the unamortized discount was $0.

During the three and nine months ended September 30, 2023, the Company recorded $75,950 and $236,172, respectively, of interest expense related to the Note in the condensed consolidated statements of operations and comprehensive income (loss), and as of September 30, 2023, there is $236,172 of accrued interest included in accrued liabilities on the unaudited condensed consolidated balance sheets.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 6 – Promissory Note and Warrant – Continued

As of September 30, 2023, scheduled principal payments due under the Second Amended Note are as follows:

Year ending December 31,
2023 (rest of year)	$525,000
2024	3,570,000
Total	$4,095,000

Note 9 – Promissory Note Issuance

On December 6, 2022, the Company entered into a Securities Purchase Agreement (the “Promissory Note Purchase Agreement”) with an institutional investor (the “Investor”) which is an existing shareholder of the Company. Pursuant to the terms of the Promissory Note Purchase Agreement, the Company has agreed to issue to the Investor (i) an 8% original issue discount promissory note (the “Note”) in the aggregate principal amount of $3,500,000, and (ii) a common stock purchase warrant (the “Promissory Note Warrant”) to purchase up to 5,000,000 shares of the Company’s Common Stock (the “Shares”) at an exercise price of $0.44 per share, subject to standard anti-dilution adjustments. The Note is an unsecured obligation of the Company. It has an original issue discount of 4% and bears interest at 8% per annum. The Company received net proceeds of $3,285,000 net of the original issue discount of $140,000 and $75,000 of issuance costs. The Promissory Note Warrant is not exercisable for the first six months after issuance and has a five-year term from the initial exercise date of June 6, 2023. If at the time of the exercise, there is no effective registration statement registering, or the prospectus contained therein, is not available for the issuance of the Shares, then the Promissory Note Warrant may be exercised, in whole or in part, by means of a “cashless exercise.” The Shares issuable to the Investor upon exercise of the Promissory Note Warrant will be issued in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder. Neither the Shares nor the Promissory Note Warrant has been registered under the Securities Act, or applicable state securities laws, and none may be offered or sold in the United States absent registration under the Securities Act or an exemption from such registration requirements.

The Company determined the estimated fair value of the common stock warrants issued with the Note to be $1,847,200 using a Black-Scholes pricing model. In accordance with ASC 470-20 Debt, the Company recorded a discount of $1,182,349 on the Note based on the relative fair value of the warrants and total proceeds. At Note issuance, the Company recorded a total discount on the debt of $1,397,350 comprised of the relative fair value of the warrants, the original issue discount, and the issuance costs. The aggregate discount will be amortized into interest expense over the approximate two-year term of the Note.

During the year ended December 31, 2022, the Company recognized $46,270 of interest expense related to the amortization of the discounts which has been included in interest expense on the consolidated statements of operations. As of December 31, 2022, the unamortized discount is $1,351,080. The Company used the following assumptions in determining the fair value of the warrants: expected term of five years, volatility rate of 135.8%, risk free rate of 3.73%, and dividend rate of 0%.

Beginning June 1, 2023, and on the first business day of each month thereafter, the Company shall pay 1/20th of the original principal amount of the Note plus any accrued but unpaid interest, with any remaining principal plus accrued interest payable in full upon the maturity date of December 31, 2024 or the occurrence of an Event of Default (as defined in the Note). In addition, to the extent the Company raises any equity capital (by private placement, public offering or otherwise), the Company shall utilize 50% of the net proceeds from such equity financing to prepay the Note, within two business days of the Company’s receipt of such funds. In the event such equity financing is provided by the Investor, pursuant to the terms of that certain Securities Purchase Agreement, dated as June 26, 2022, or otherwise (an “Additional Investment”), the Investor shall agree to accept 50% less warrant coverage in connection with such Additional Investment, up to $3,300,000 of such Additional Investment.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 9 – Promissory Note Issuance-Continued

As of December 31, 2022, scheduled principal payments due under the Note and amortization of the discount are as follows:

Year Ending December 31,	Principal Payments	Discount Amortization	Balance, Net of Discount
2023	$962,921	$675,540	$287,381
2024	2,537,079	675,540	1,861,539
	$3,500,000	$1,351,080	$2,148,920